SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Changes in warranty liabilities

Standard Warranty Liability

($ in millions)

	2017	2016

Balance at January 1	$156	$181
Current period accruals	172	145
Accrual adjustments to reflect experience	(10)	(6)
Charges incurred	(165)	(164)

Balance at December 31	$152	$156

Extended Warranty Liability (Deferred Income)

($ in millions)

	2017	2016
Balance at January 1	$531	$538
Revenue deferred for new extended warranty contracts	267	263
Amortization of deferred revenue	(260)	(267)
Other*	28	(4)

Balance at December 31	$566	$531

Current portion	$277	$264
Noncurrent portion	$289	$267

*Other consists primarily of foreign currency translation adjustments.